Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Detail) $ in Thousands								1 Months Ended	12 Months Ended
	Apr. 08, 2021 CLP ($)	Aug. 25, 2020 CLP ($)	Aug. 14, 2020 CLP ($)	Mar. 18, 2020	Jan. 28, 2019 CLP ($)	Jul. 23, 2018 CLP ($)	Jul. 20, 2018 CLP ($)	Oct. 31, 2020 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Apr. 08, 2021 CLF	Dec. 31, 2020 CLP ($)	Aug. 25, 2020 CLF	Jul. 14, 2020 CLF	Jan. 28, 2019 CLF	Jul. 23, 2018 CLF	Jul. 20, 2018 CLF
Disclosure Of Other Provisions [Line Items]
Provision amount									$ 6,863,141,000
Financial debt to capitalization ratio, maximum									0.64%
Percentage of telework employees working remotely				75.00%
Enel Distribucion Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages									$ 2,344,896,000
Fine imposed by Superintendence of electricity and fuels | CLF															CLF 16,911	CLF 10,000	CLF 80,000
Fine of illegality claim against the superintendence of electricity and fuels							$ 4,333,680,000
Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Fine imposed by Superintendence of electricity and fuels | CLF											CLF 5,925		CLF 22,000	CLF 10,000
Fine of illegality claim against the superintendence of electricity and fuels	$ 320,963,000	$ 1,191,762,000	$ 541,710,000		$ 916,086,000	$ 541,710,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages								$ 72,558,025,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue Subsidiary [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages								$ 12,431,395,000
Enel Generacion Chile [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio									1.85%
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments									$ 7,347,166,465			$ 6,458,055,505
Credit Agreement One [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit										$ 150,000
Cross default threshold amount										150,000
Bonds outstanding										0
Credit Agreement One [Member] | Enel Green Power Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit										50,000
Cross default threshold amount										50,000
Bonds outstanding										0
Credit Agreement One [Member] | Enel Distribucion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts										0
Credit Agreement One [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Delinquent debts										0
Credit Agreement Two [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit										150,000
Cross default threshold amount										150,000
Bonds outstanding										0
Yankee Bonds [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit										150,000
Cross default threshold amount										150,000
Bonds outstanding										0
Yankee Bonds One [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit										30,000
Cross default threshold amount										30,000
Bonds outstanding										0
Yankee Bonds Two [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit										50,000
Cross default threshold amount										50,000
Bonds outstanding										0
Series H And M Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit										50,000
Cross default threshold amount										50,000
Bonds outstanding										$ 0
Financial debt to capitalization ratio, maximum									0.64%
Debt to capitalization ratio									0.37%	0.37%
Minimum equity requirement									$ 761,661
Equity									$ 1,499,913
Financial expense coverage ratio									3.99%
Series H And M Bonds [Member] | Enel Generacion Chile [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio									1.85%
Series H Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position										$ 20,760
Series H Bonds [Member] | Enel Generacion Chile [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position										$ 500,000